Operating segment and geographic data - Segment revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 27,662	$ 25,196	$ 24,929
Operating
Segment Reporting Information [Line Items]
Revenue	27,419	24,933	24,629
Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	243	263	300
Products
Segment Reporting Information [Line Items]
Revenue	18,394	15,948	15,197
Systems
Segment Reporting Information [Line Items]
Revenue	3,729	4,227	4,830
Services and software
Segment Reporting Information [Line Items]
Revenue	5,296	4,758	4,602
End Customer Markets, Utilities
Segment Reporting Information [Line Items]
Revenue	4,545	5,075	5,650
End Customer Markets, Industry
Segment Reporting Information [Line Items]
Revenue	15,469	13,964	13,259
End Customer Markets, Transport and infrastructure
Segment Reporting Information [Line Items]
Revenue	7,405	5,894	5,720
Europe
Segment Reporting Information [Line Items]
Revenue	10,013	9,032	8,819
The Americas
Segment Reporting Information [Line Items]
Revenue	8,003	6,831	6,761
Asia, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue	9,403	9,070	9,049
Electrification Products
Segment Reporting Information [Line Items]
Revenue	11,686	10,094	9,920
Electrification Products | Operating
Segment Reporting Information [Line Items]
Revenue	11,211	9,591	9,337
Electrification Products | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	475	503	583
Electrification Products | Products
Segment Reporting Information [Line Items]
Revenue	9,679	8,322	8,042
Electrification Products | Systems
Segment Reporting Information [Line Items]
Revenue	617	614	656
Electrification Products | Services and software
Segment Reporting Information [Line Items]
Revenue	915	655	639
Electrification Products | End Customer Markets, Utilities
Segment Reporting Information [Line Items]
Revenue	2,452	2,597	2,568
Electrification Products | End Customer Markets, Industry
Segment Reporting Information [Line Items]
Revenue	4,395	4,022	4,083
Electrification Products | End Customer Markets, Transport and infrastructure
Segment Reporting Information [Line Items]
Revenue	4,364	2,972	2,686
Electrification Products | Europe
Segment Reporting Information [Line Items]
Revenue	3,881	3,514	3,309
Electrification Products | The Americas
Segment Reporting Information [Line Items]
Revenue	3,650	2,613	2,571
Electrification Products | Asia, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue	3,680	3,464	3,457
Industrial Automation
Segment Reporting Information [Line Items]
Revenue	7,394	6,879	6,654
Industrial Automation | Operating
Segment Reporting Information [Line Items]
Revenue	7,254	6,724	6,491
Industrial Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	140	155	163
Industrial Automation | Products
Segment Reporting Information [Line Items]
Revenue	2,391	1,796	1,355
Industrial Automation | Systems
Segment Reporting Information [Line Items]
Revenue	1,853	2,089	2,364
Industrial Automation | Services and software
Segment Reporting Information [Line Items]
Revenue	3,010	2,839	2,772
Industrial Automation | End Customer Markets, Utilities
Segment Reporting Information [Line Items]
Revenue	1,168	1,270	1,236
Industrial Automation | End Customer Markets, Industry
Segment Reporting Information [Line Items]
Revenue	4,447	3,796	3,625
Industrial Automation | End Customer Markets, Transport and infrastructure
Segment Reporting Information [Line Items]
Revenue	1,639	1,658	1,630
Industrial Automation | Europe
Segment Reporting Information [Line Items]
Revenue	3,145	2,773	2,398
Industrial Automation | The Americas
Segment Reporting Information [Line Items]
Revenue	1,544	1,381	1,420
Industrial Automation | Asia, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue	2,565	2,570	2,673
Robotics and Motion
Segment Reporting Information [Line Items]
Revenue	9,147	8,396	7,888
Robotics and Motion | Operating
Segment Reporting Information [Line Items]
Revenue	8,639	7,877	7,386
Robotics and Motion | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	508	519	502
Robotics and Motion | Products
Segment Reporting Information [Line Items]
Revenue	6,206	5,661	5,366
Robotics and Motion | Systems
Segment Reporting Information [Line Items]
Revenue	1,062	959	853
Robotics and Motion | Services and software
Segment Reporting Information [Line Items]
Revenue	1,371	1,257	1,167
Robotics and Motion | End Customer Markets, Utilities
Segment Reporting Information [Line Items]
Revenue	749	633	657
Robotics and Motion | End Customer Markets, Industry
Segment Reporting Information [Line Items]
Revenue	6,529	5,991	5,351
Robotics and Motion | End Customer Markets, Transport and infrastructure
Segment Reporting Information [Line Items]
Revenue	1,361	1,253	1,378
Robotics and Motion | Europe
Segment Reporting Information [Line Items]
Revenue	2,929	2,613	2,571
Robotics and Motion | The Americas
Segment Reporting Information [Line Items]
Revenue	2,788	2,721	2,588
Robotics and Motion | Asia, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue	2,922	2,543	2,227
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	(565)	(173)	467
Corporate and Other | Operating
Segment Reporting Information [Line Items]
Revenue	315	741	1,415
Corporate and Other | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	(880)	(914)	(948)
Corporate and Other | Products
Segment Reporting Information [Line Items]
Revenue	118	169	434
Corporate and Other | Systems
Segment Reporting Information [Line Items]
Revenue	197	565	957
Corporate and Other | Services and software
Segment Reporting Information [Line Items]
Revenue		7	24
Corporate and Other | End Customer Markets, Utilities
Segment Reporting Information [Line Items]
Revenue	176	575	1,189
Corporate and Other | End Customer Markets, Industry
Segment Reporting Information [Line Items]
Revenue	98	155	200
Corporate and Other | End Customer Markets, Transport and infrastructure
Segment Reporting Information [Line Items]
Revenue	41	11	26
Corporate and Other | Europe
Segment Reporting Information [Line Items]
Revenue	58	132	541
Corporate and Other | The Americas
Segment Reporting Information [Line Items]
Revenue	21	116	182
Corporate and Other | Asia, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue	$ 236	$ 493	$ 692
Revenue | United States
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	22.00%	20.00%	19.00%
Revenue | China
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	15.00%	15.00%	14.00%
Revenue | Excludes Switzerland
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%